United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.7%
	Alabama – 0.2%
$1,250,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	$1,218,700
	Arizona – 3.1%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,077,450
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,154,120
2,000,000	Phoenix, AZ Civic Improvement Corp. — Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,174,500
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	1,977,280
3,500,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.03%), 1/1/2038	3,484,600
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,005,240
1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,585,922
	TOTAL	16,459,112
	Arkansas – 0.2%
1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,004,820
	California – 14.3%
500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	473,770
500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(Assured Guaranty Municipal Corp. INS), 9/1/2016	555,285
1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	1,002,600
3,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	2,713,440
1,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,024,090
570,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	475,237
1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	998,370
425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	455,851
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	903,430
500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	500,145
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	985,420
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	946,130
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,025,490
950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(National Public Finance Guarantee Corporation INS), 3/1/2032	780,995
2,000,000	California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,043,780
3,500,000	California State, Various Purpose UT GO Bonds (Series 2010), 5.25% (Original Issue Yield: 5.50%), 11/1/2040	3,260,880
4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,073,200
1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,071,660
1,000,000	California Statewide CDA, COPs, 5.50% (Sutter Health)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,003,330
1,495,000	California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2013	1,500,606
1,930,000	California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2015	1,937,237

Principal Amount		Value
$1,000,000	California Statewide CDA, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	829,770
810,000	California Statewide CDA, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC Assurance Corporation INS), 6/1/2030	754,442
1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	976,250
1,000,000	El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,001,410
1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds , 5.75% (Original Issue Yield: 5.774%), 1/15/2040	873,820
1,000,000	Fresno, CA Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	941,830
1,800,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,209,996
1,000,000	Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,007,030
1,000,000	Long Beach, CA USD, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,041,150
5,000,000	Los Angeles, CA Department of Airports, Senior Revenue Bonds (Series 2010D), 5.25%, 5/15/2026	5,111,100
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	981,030
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	982,110
1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,061,771
2,000,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,001,360
1,000,000	Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,065,240
1,000,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,004,120
1,000,000	Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (National Public Finance Guarantee Corporation INS), 8/1/2030	1,035,050
500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	486,610
1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,599,819
6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,124,320
1,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,068,360
1,260,000	Regents of University of California, Revenue Bonds (Series A), 5.125% (AMBAC Assurance Corporation INS), 5/15/2020	1,353,341
240,000	Regents of University of California, Revenue Bonds (Series A), 5.125% (United States Treasury PRF 5/15/2013@100), 5/15/2020	262,051
3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2025	2,825,730
1,500,000	Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,519,290
1,000,000	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	1,053,620
349,000	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	170,197
1,000,000	San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,004,220
200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	204,874
1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,024,450
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,122,340
400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	444,208
1,000,000	Torrance, CA Hospital Revenue Bonds, (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	989,070
1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,061,790
1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	975,870
	TOTAL	74,898,585
	Colorado – 1.2%
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	653,477

Principal Amount		Value
$710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	714,622
1,175,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,210,309
415,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	492,343
4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,372,280
	TOTAL	6,443,031
	Connecticut – 0.9%
4,000,000	Connecticut State, Refunding UT GO Bonds (Series 2010C), 5.00%, 12/1/2019	4,576,960
	Delaware – 0.4%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,295,129
	District of Columbia – 0.5%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	2,857,440
	Florida – 3.8%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,448,367
2,645,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	2,910,717
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	4,856,400
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,171,387
2,000,000	Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	1,948,300
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	4,672,150
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	972,120
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities)/(Original Issue Yield: 5.98%), 8/1/2040	1,943,900
	TOTAL	19,923,341
	Georgia – 3.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,190,650
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,053,366
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,299,560
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,008,060
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,067,890
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,072,350
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,115,650
	TOTAL	16,807,526
	Hawaii – 0.4%
2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2025	2,051,000
	Illinois – 4.8%
3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	2,964,930
3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	2,896,140
2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	1,909,120
1,000,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.50% (Navistar International Corp.), 10/15/2040	995,050
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,177,089
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.25%, 1/1/2030	3,929,280
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	4,694,800
2,250,000	Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,039,985
450,000	Illinois State, UT GO Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 10/1/2018	451,580

Principal Amount			Value
$1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,453,050
1,200,000		Railsplitter Tobacco Settlement Authority, IL , Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,175,832
175,000		University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	180,252
400,000		University of Illinois, COPs (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	412,624
		TOTAL	25,279,732
		Indiana – 2.5%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,032,690
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC Assurance Corporation INS), 3/1/2029	2,166,010
1,005,000		Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25% (National Public Finance Guarantee Corporation INS), 1/1/2018	1,062,828
1,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,443,735
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,751,265
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,439,560
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	762,600
500,000		Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	513,180
		TOTAL	13,171,868
		Kansas – 0.2%
1,010,000		Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	983,387
		Kentucky – 1.3%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,179,760
4,000,000		Louisville & Jefferson County, KY Metropolitan Government, Health System Revenue Bonds (Series 2006), 5.25% (Norton Healthcare, Inc.), 10/1/2036	3,551,400
		TOTAL	6,731,160
		Louisiana – 0.6%
3,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	3,174,570
		Maryland – 0.2%
1,060,000		Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,008,505
		Massachusetts – 4.3%
4,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,102,120
3,000,000	[1,2]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Tax Bonds (ROLs II R-11873), 10.1773%, 7/1/2018	3,042,060
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,203,954
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,095,330
5,000,000		Massachusetts State HFA, Single Family Housing Mortgage Revenue Bonds (Series 147), 4.60%, 12/1/2025	4,822,900
5,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2010B), 5.00%, 8/1/2027	5,236,300
		TOTAL	22,502,664
		Michigan – 2.1%
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,468,720
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,526,460
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,002,280
2,470,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,486,351
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,800,965
		TOTAL	11,284,776

Principal Amount			Value
		Mississippi – 1.6%
$8,000,000		Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,440,400
		Missouri – 0.2%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,178,952
		Nebraska – 0.5%
625,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2010A), 5.70%, 9/1/2031	629,100
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	1,955,640
		TOTAL	2,584,740
		Nevada – 1.1%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,089,800
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,017,600
245,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	122,644
585,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	290,137
		TOTAL	5,520,181
		New Hampshire – 0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,693,257
		New Jersey – 0.4%
2,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	1,960,840
		New Mexico – 0.4%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,058,000
		New York – 8.5%
3,220,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	3,096,481
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,136,500
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 1.992% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,922,640
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,970,675
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,012,990
4,000,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,193,320
3,570,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	3,665,104
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,128,450
2,000,000	[1,2]	New York State Dormitory Authority, Revenue Bonds (ROLs II R-11777), 11.9775% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2017	2,315,540
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,085,175
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,053,400
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,623,550
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (National Public Finance Guarantee Corporation INS), 6/1/2014	2,176,632
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.077%, 5/15/2016	2,180,660
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,019,360
		TOTAL	44,580,477
		North Carolina – 7.0%
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	2,055,800
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,044,470
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,054,660

Principal Amount		Value
$500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	482,805
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	516,310
1,000,000	Cumberland County, NC, Refunding COP (Series 2009B), 5.00%, 12/1/2024	1,047,580
500,000	Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2025	514,655
800,000	High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	813,952
500,000	Iredell County, NC, COPs (Series 2008), 5.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.13%), 6/1/2027	514,105
1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2036	1,645,973
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	1,982,440
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,029,850
500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	533,025
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	515,655
3,915,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	3,906,818
1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,284,600
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	535,795
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,000,720
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC Assurance Corporation INS), 7/1/2021	1,221,894
1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,225,670
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	625,144
500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	522,505
2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,959,400
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,005,730
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	271,387
500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	567,060
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	227,880
500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2019	552,220
1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	961,500
500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	523,985
500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 5/1/2030	495,075
850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	855,117
500,000	University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	532,295
525,000	University of North Carolina Wilmington, COPs, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 6/1/2022	546,583
	TOTAL	36,572,658
	Ohio – 3.5%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,020,300

Principal Amount			Value
$1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 12/1/2024	1,735,326
1,260,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	1,273,394
1,345,000		Ohio State Building Authority, State Facilities Bonds (Series 2002A), 5.00% (United States Treasury PRF 4/1/2012@100), 4/1/2022	1,418,060
5,000,000		Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	4,900,300
75,000		Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (AMBAC Assurance Corporation INS)/(Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	83,697
1,800,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,809,414
2,000,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,098,560
		TOTAL	18,339,051
		Oklahoma – 0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(National Public Finance Guarantee Corporation INS), 10/1/2016	1,121,350
		Oregon – 0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,505,625
		Pennsylvania – 9.4%
3,890,000		Allegheny County, PA HDA Authority, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,243,290
1,280,000		Allegheny County, PA HDA Authority, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,072,435
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,105,702
3,000,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	2,927,760
1,700,000	[1,2]	Commonwealth of Pennsylvania, JP Morgan Chase DRIVERs (Series 3350), 14.521%, 3/15/2017	2,117,520
4,935,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	5,718,481
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,525,400
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,229,200
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	4,759,800
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,568,340
3,125,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	3,023,969
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,720,020
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,030,750
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	949,560
5,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,179,500
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	988,720
1,250,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,224,437
1,000,000		University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,093,660
		TOTAL	49,478,544
		Puerto Rico – 0.4%
1,000,000		Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,044,300
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	975,740
		TOTAL	2,020,040
		Rhode Island – 0.5%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,502,625
		South Carolina – 0.8%
3,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,253,980

Principal Amount			Value
$1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,054,120
		TOTAL	4,308,100
		Tennessee – 0.9%
2,500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	2,739,000
985,000		Tennessee Housing Development Agency, Home Ownership Program Bonds (Issue 2009-2), 4.70%, 7/1/2027	953,785
1,000,000		Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,049,700
		TOTAL	4,742,485
		Texas – 9.4%
2,795,000		Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	2,698,796
5,000,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,061,100
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hermann Healthcare System)/(National Public Finance Guarantee Corporation INS), 6/1/2011	2,239,248
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hermann Healthcare System)/(National Public Finance Guarantee Corporation INS), 6/1/2012	4,225,200
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(Original Issue Yield: 5.08%), 8/15/2033	1,952,240
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,048,100
1,000,000		Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,026,080
2,140,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,047,744
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,048,025
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,015,460
3,515,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	3,723,615
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG GTD), 8/15/2026	1,045,250
1,250,000	[1,2]	Spring Branch, TX ISD, JP Morgan Chase DRIVERs (Series 3377), 15.351% (PSFG GTD), 2/1/2015	1,399,150
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	2,286,050
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, 12/15/2026	1,937,087
3,840,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	3,822,106
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,559,938
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,050,850
4,000,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2009A), 5.00%, 8/1/2029	4,111,600
		TOTAL	49,297,639
		Utah – 0.4%
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,036,100
		Vermont – 0.2%
1,000,000		Burlington, VT Airport, Revenue Bonds, Series A, 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,000,350
		Virginia – 1.5%
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,922,386
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,188,000
		TOTAL	8,110,386
		Washington – 1.5%
2,000,000		Port of Seattle, WA, Revenue & Refunding Bonds (Series 2010B), 5.00%, 6/1/2040	1,908,140
3,060,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,009,969
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,101,480
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	948,785
		TOTAL	7,968,374

Principal Amount			Value
		West Virginia – 0.4%
$2,200,000		Pleasants County, WV County Commission, PCR Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,951,884
		Wisconsin – 5.1%
1,520,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,533,756
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,446,640
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,154,290
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	5,865,090
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(United States Treasury PRF 7/1/2011@100)/(Original Issue Yield: 6.15%), 7/1/2030	1,674,793
1,670,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,709,111
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 10.62804%, 5/1/2016	2,139,200
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,100,880
		TOTAL	26,623,760
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $525,666,603)	518,268,124
		SHORT-TERM MUNICIPALS – 0.1%;3
		Ohio – 0.0%
300,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 1/6/2011	300,000
		Pennsylvania – 0.1%
350,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 1/3/2011	350,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	650,000
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $526,316,603)[4]	518,918,124
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[5]	6,152,801
		TOTAL NET ASSETS — 100%	$525,070,925

At December 31, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $13,194,130, which represented 2.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2010, these liquid restricted securities amounted to $13,194,130, which represented 2.5% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At December 31, 2010, the cost of investments for federal tax purposes was $526,220,908. The net unrealized depreciation from investments was $7,302,784. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,014,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,317,175.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CPI	— Consumer Price Index
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011